SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENT INFORMATION
19. SEGMENT INFORMATION

The Company has two reportable segments from which it derives its revenues: Coal and Shipping Operations. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Coal typically consists of mining operations and coal washing services, while the Shipping Operations consist of transportation and handling of bulk cargoes through ownership, operation, and trading of vessels.

The Company measures segment performance based on loss from continuing operations. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Shipping		Coal		Total
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operating revenue	$7,140	$8,928	$203	$-	$7,343	$8,928

Commissions	(80)	(107)	-	-	(80)	(107)
Voyage expenses	(1,006)	(158)	-	-	(1,006)	(158)
Vessel operating expenses	(4,598)	(3,266)	-	-	(4,598)	(3,266)
Cost of coal sales	-	-	(75)	-	(75)	-
Selling, general and administrative expenses	(79,622)	(8,249)	(2,271)	-	(81,893)	(8,249)
Other income / (expense), net	47	(3,528)	-	-	47	(3,528)
Operating income / (loss) before depreciation and amortization and impairment losses	(78,119)	(6,380)	(2,143)	-	(80,262)	(6,380)
Depreciation, depletion and amortization expense	(2,806)	(6,564)	(53)	-	(2,860)	(6,564)
Impairment losses	-	(7,054)	-	-	-	(7,054)
Segment operating (loss) / income	(80,926)	(19,998)	(2,196)	-	(83,122)	(19,998)
Loss on extinguishment of convertible notes	-	(293,109)	-	-	-	(293,109)
Interest and finance expense, net	(62,397)	(86,918)	(273)	369	(62,670)	(86,549)
Change in fair value of derivatives	262		(482)	-	(220)	-
Loss from continuing operations	$(143,061)	$(400,025)	$(2,951)	$369	$(146,012)	$(399,656)
Total assets	$133,705	$58,799	$17,626	$3,000	$151,331	$61,799
Goodwill	$-	$-	$28,007	$-	$28,007	$-
Long lived assets	$35,063	$37,503	$31,032	$-	$66,095	$37,503

Segment Operating Revenue

The Company reports financial information and evaluates its revenues by industry.

During the year ended December 31, 2013, the Company derived 97% of its revenue from continuing operations from shipping industry and 3% from coal industry. During the year ended December 31, 2012, the Company derived 100% of its revenue from continuing operations from shipping industry.